S-K 1602(c) Dilution	Jul. 21, 2025 USD ($) $ / shares shares
No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.04
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.96
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 5,668
Net Tangible Book Value Adjusted | $	$ 221,066,468
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	7,850,229
Number of Shares Used to Determine Net Tangible Book Value Adjusted	31,741,483
No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 0
No Redemption [Member] | PIPE Financing [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	3,301,878
Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.89
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.11
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ 5,668
Net Tangible Book Value Adjusted | $	$ 1,066,468
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	7,850,229
Number of Shares Used to Determine Net Tangible Book Value Adjusted	9,741,483
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (220,000,000)
Redemption at 100 Percent of Maximum [Member] | PIPE Financing [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	3,301,878
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ 221,400,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	221,400,000
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	0
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	0
Over Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	(339,200)
Over Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution | $	$ (339,200)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(1,023,943)
Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(1,023,943)
Ordinary shares offered [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	22,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	22,000,000
Ordinary shares forfeited from private investor shares if over-allotment is not exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(386,681)
Ordinary shares forfeited from private investor shares if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(386,681)
Ordinary shares redeemed [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	0
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment	(22,000,000)